Note 38 - Dividend income (Tables)	12 Months Ended
Dec. 31, 2019
Dividend income Abstract
Table of Dividend Income
Dividend income (Millions of Euros)
	2019	2018	2017
Dividends from:
Non-trading financial assets mandatorily at fair value through profit or loss	26	19	145
Financial assets at fair value through other comprehensive income	136	138	188
Total	162	157	334